Balance Sheet Account Details	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Balance Sheet Account Details [Abstract]
Balance Sheet Account Details
7. Balance Sheet Account Details
Property and equipment
Property and equipment are stated at cost and consist of the following (in thousands):

	September 30, 2022	December 31, 2021
Lab and office equipment	$6,443	$6,410
Leasehold improvements	17,639	3,495
Computer equipment and software	487	182

	24,569	10,087
Less: accumulated depreciation and amortization	(5,194)	(3,292)

Total property and equipment, net	$19,375	$6,795

Depreciation of equipment is computed using the straight-line method over the estimated useful lives of the assets which range from three to ten years. Leasehold improvements are amortized using the straight-line method over their estimated useful lives or their related lease term, whichever is shorter. Depreciation expense for the three and nine months ended September 30, 2022 was $0.7 million and $1.9 million, respectfully. Depreciation expense for the three and nine months ended September 30, 2021 was $0.4 million and $1.0 million, respectively.

Goodwill and identifiable intangible assets
Goodwill and other identifiable intangible assets consist of the following (in thousands):

	September 30, 2022	December 31, 2021
Indefinite-lived intangible assets
Goodwill	$83,979	$83,979
Definite lived intangible assets
Complete technology	227,129	227,403
Less: accumulated amortization	(68,980)	(60,099)
Customer relationships	11,100	11,100
Less: accumulated amortization	(2,975)	(2,083)

Total goodwill and other identifiable intangible assets, net	$250,253	$260,300

Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful life of the asset of up to 20 years. Amortization expense for the three and nine months ended September 30, 2022 was $3.3 million and $9.8 million, respectively. Amortization expense for the three and nine months ended September 30, 2021 was $3.3 million and $9.7 million, respectively.
Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	September 30, 2022	December 31, 2021
Compensation	$2,249	$2,320
Professional fees	1,679	67
Royalties owed to third parties	124	296
Acquisition related liabilities	—	1,000
Other	40	63

Total accrued liabilities	$4,092	$3,746

7. Balance Sheet Account Details
Property and equipment are stated at cost and consist of the following (in thousands):

	December 31,
	2021	2020
Lab and office equipment	$6,410	$3,872
Leasehold improvements	3,495	732
Computer equipment and software	182	182

	10,087	4,786
Less accumulated depreciation and amortization	(3,292)	(1,306)

	$6,795	$3,480

Depreciation of equipment is computed using the straight-line method over the estimated useful lives of the assets which range from three to ten years. Leasehold improvements are amortized using the straight-line method over their estimated useful lives or their related lease term, whichever is shorter. Depreciation expense of $2.0 million, $0.8 million and $0.3 million was recognized for the years ended December 31, 2021, 2020 and 2019, respectively, and was included in operating expenses.

Goodwill and identifiable intangible assets consist of the following (in thousands):

	December 31,
	2021	2020
Indefinite-lived intangible assets
Goodwill	$83,979	$83,979
Definite-lived intangible assets
Complete technology	227,403	224,758
Less: Accumulated amortization	(60,099)	(48,321)
Customer relationships	11,100	11,100
Less: Accumulated amortization	(2,083)	(893)

Total goodwill and other identifiable intangible assets, net	$260,300	$270,623

Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful life of the asset of up to 20 years. Amortization expense of $13.0 million, $11.8 million and $10.3 million was recognized for the years ended December 31, 2021, 2020 and 2019, respectively. Estimated amortization expense for the years ending December 31, 2022 through 2026 is $13.0 million per year. For each of the years ended December 31, 2021, 2020 and 2019, there was no impairment of intangible assets with finite lives.
Accrued liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Compensation	$2,320	$1,495
Professional fees	67	22
Royalties owed to third parties	296	272
Subcontractor	—	482
Acquisitions related liabilities	1,000	1,500
Other	63	185

	$3,746	$3,956